Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions					3 Months Ended	9 Months Ended
	Jul. 23, 2026	Apr. 07, 2026	Apr. 02, 2026	May 28, 2025	Jul. 31, 2026	Jul. 31, 2026	Jul. 27, 2026	Jul. 24, 2026
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares repurchased and cancelled					8.6	19.9
Shares repurchased and cancelled, per share					$ 116.89	$ 107.42
Reduction of issued capital					$ 1,031	$ 2,182
NCIB 2026 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares repurchased and cancelled		15.0
NCIB 2026 [Member] | Subordinated Debentures Redemption [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Cancellation of common shares			15.0
NCIB 2025 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Cancellation of common shares				20.0
Number of shares repurchased and cancelled				20.0
Shares repurchased and cancelled, per share				$ 90.47
Reduction of issued capital				$ 1,846
Subordinated debenture [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures issued or issuable	$ 1,250
Interest rate	4.223%
Interest adjusted to five-year US Treasury rate	1.23%
Borrowings, interest rate basis	The initial interest payment (long first coupon), payable on February 1, 2027, will be $22.15628767 per $1,000 principal amount of Debentures
LRCN Indenture [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate							2.761%
Limited Recourse Capital Notes, Series 1 [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Subordinated debentures issued or issuable								$ 1,250
Interest rate							5.987%	3.70%